Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Revenue and Pre-tax Income by Segment
Management System Segment View

($ in millions)
Cognitive Solutions &
Industry Services
			Technology
		Global	Services &
Cognitive		Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2015
External revenue	$17,841	$17,166	$35,142	$9,547	$1,840	$81,535
Internal revenue	2,215	499	698	778	2,637	6,826
Total revenue	$20,055	$17,664	$35,840	$10,325	$4,477	$88,361
Pre-tax income
from continuing operations	$7,245	$2,602	$5,669	$1,722	$2,364	$19,602
Revenue year-to-year change	(8.4)%	(11.9)%	(9.8)%	(22.4)%	(1.0)%	(11.2)%
Pre-tax income year-to-year change	(11.8)%	(22.3)%	(20.0)%	24.4%	8.0%	(11.8)%
Pre-tax income margin	36.1%	14.7%	15.8%	16.7%	52.8%	22.2%

2014
External revenue	$19,689	$19,512	$38,889	$12,294	$2,034	$92,418
Internal revenue	2,216	543	840	1,006	2,488	7,093
Total revenue	$21,906	$20,055	$39,729	$13,300	$4,522	$99,512
Pre-tax income
from continuing operations	$8,215	$3,347	$7,084	$1,384	$2,189	$22,219
Revenue year-to-year change	(0.1)%	(8.5)%	(0.9)%	(19.8)%	5.1%	(5.1)%
Pre-tax income year-to-year change	(5.2)%	(2.9)%	(7.3)%	(21.5)%	0.8%	(6.2)%
Pre-tax income margin	37.5%	16.7%	17.8%	10.4%	48.4%	22.3%

2013
External revenue	$19,887	$21,210	$39,139	$15,630	$2,022	$97,889
Internal revenue	2,032	714	965	949	2,282	6,941
Total revenue	$21,919	$21,924	$40,104	$16,579	$4,304	$104,830
Pre-tax income
from continuing operations	$8,663	$3,447	$7,645	$1,764	$2,171	$23,690
Pre-tax income margin	39.5%	15.7%	19.1%	10.6%	50.4%	22.6%

Revenue and pre-tax income reconciliations to IBM as Reported
Reconciliations of IBM as Reported

($ in millions)

For the year ended December 31:	2015	2014	2013
Revenue
Total reportable segments	$88,361	$99,512	$104,830
Other revenue	206	374	478
Elimination of internal transactions	(6,826)	(7,093)	(6,941)
Total IBM consolidated revenue	$81,741	$92,793	$98,367

($ in millions)

For the year ended December 31:	2015	2014	2013
Pre-tax income from continuing operations:
Total reportable segments	$19,602	$22,219	$23,690
Amortization of acquired intangible assets	(677)	(791)	(758)
Acquisition-related charges	(26)	(12)	(46)
Non-operating retirement- related (costs)/income	(1,050)	(353)	(1,062)
Elimination of internal transactions	(1,791)	(1,872)	(1,483)
Unallocated corporate amounts*	(114)	795	(98)
Total pre-tax income from continuing operations	$15,945	$19,986	$20,244

*      The 2014 and 2013 amounts include the gain related to the Retail Store Solutions divestiture. The 2014 amount also includes the net gain related to the System x business divestiture.

Assets and Other Items by segment
Management System Segment View

($ in millions)

	Cognitive Solutions &
	Industry Services
			Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2015
Assets	$20,017	$8,327	$23,530	$3,967	$36,157	$91,999
Depreciation/amortization of intangibles*	921	81	1,944	321	343	3,610
Capital expenditures/investments in intangibles	448	86	2,619	321	356	3,830
Interest income	—	—	—	—	1,720	1,720
Interest expense	—	—	—	—	469	469

2014
Assets	$19,525	$8,831	$22,512	$4,219	$38,845	$93,933
Depreciation/amortization of intangibles*	1,040	98	1,982	734	455	4,308
Capital expenditures/investments in intangibles	413	79	2,321	627	482	3,921
Interest income	—	—	—	—	1,951	1,951
Interest expense	—	—	—	—	518	518

2013
Assets	$20,705	$9,701	$22,981	$4,974	$40,138	$98,499
Depreciation/amortization of intangibles*	1,037	117	1,774	462	574	3,963
Capital expenditures/investments in intangibles	410	118	1,990	424	467	3,410
Interest income	—	—	—	—	1,904	1,904
Interest expense	—	—	—	—	405	405

*              Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

Asset reconciliation to IBM as reported
Reconciliations of IBM as Reported

($ in millions)

At December 31:	2015	2014		2013
Assets
Total reportable segments	$91,999	$93,933		$98,499
Elimination of internal transactions	(4,709)	(5,193)		(4,740)
Unallocated amounts
Cash and marketable securities	6,634	7,182		9,697
Notes and accounts receivable	2,333	4,253		2,907
Deferred tax assets	4,693	6,465	*	4,030	*
Plant, other property and equipment	2,650	2,169		4,827
Pension assets	1,734	2,160		5,551
Other	5,161	6,303	**	4,869	**
Total IBM consolidated assets	$110,495	$117,271	* **	$125,641	* **

* Reclassified to reflect adoption of the FASB guidance on deferred taxes in consolidated financial statements. Refer to note B,
"Accounting Changes," for additional information.

** Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B,
“Accounting Changes,” for additional information.

Geographic Information
Revenue*

($ in millions)

For the year ended December 31:	2015	2014	2013
United States	$30,514	$32,021	$33,427
Other countries	51,227	60,772	64,941
Total IBM consolidated revenue	$81,741	$92,793	$98,367

*              Revenues are attributed to countries based on the location of the client.

Plant and Other Property—Net

($ in millions)

At December 31:	2015	2014	2013
United States	$4,644	$4,388	$6,723
Other countries	5,532	5,690	6,257
Total	$10,176	$10,078	$12,979

Revenue by Classes of Similar Products or Services
($ in millions)

For the year ended December 31:	2015	2014	2013
Cognitive Solutions
Software	$14,557	$16,502	$16,897
Services	3,175	3,143	2,978
Systems	108	44	12
Global Business Services
Services	$16,851	$19,202	$20,874
Software	164	186	227
Systems	151	124	109
Technology Services & Cloud Platforms
Services	$23,947	$26,462	$26,483
Maintenance	6,085	6,790	7,038
Software	3,907	4,332	4,296
Systems	1,203	1,304	1,322
Systems
Servers	$5,032	$7,177	$9,795
Storage	2,325	2,641	3,006
Software	1,749	2,053	2,386
Services	442	423	443
Global Financing
Financing	$1,386	$1,543	$1,493
Used equipment sales	454	491	529